Bonds Payable - Summary of Bonds Payable (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jul. 31, 2015
Repayable at maturity in January 2021 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.30%	1.30%
Repayable at maturity in January 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.50%	1.50%
Repayable at maturity in January 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.25%	1.25%
Repayable at maturity in January 2024 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.45%	1.45%
US$200,000 thousand [member]
Disclosure of detailed information about borrowings [line items]
Notional Amount	$ 200,000		$ 200,000